Deferred Income for Government Grants - Summary of Changes in the Carrying Amount of Deferred Income for Government Grants (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accruals And Deferred Income 1 [Abstract]
Deferred income beginning balance	€ 12,458	€ 13,869
Additions	1,725
Reclassification to liabilities directly related to assets held for sale		(11)
Credit to profit or loss	(1,429)	(1,400)
Deferred income ending balance	€ 12,754	€ 12,458